May 2, 2014

VIA ELECTRONIC TRANSMISSION

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	The Torray Fund (File Nos. 33-34411 and 811-06096)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, we hereby certify, on behalf of The Torray Fund (the “Trust”) and its single separate investment series, The Torray Fund (the “Fund”), that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) on behalf of the Fund do not differ from those contained in Post-Effective Amendment No. 35, which was electronically filed by the Trust on April 23, 2014 and became effective on May 1, 2014.

Please do not hesitate to call me at (207) 228-7165 or e-mail me at tsheehan@bernsteinshur.com if you have any questions regarding this filing.

Very truly yours,

Bernstein Shur